UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
APRIL 30, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 52.3%
	Face Amount	Value
CONSUMER DISCRETIONARY — 8.8%
Comcast
5.150%, 03/01/20	$100,000	$113,440
3.375%, 08/15/25	100,000	106,780
Goodyear Tire & Rubber
8.750%, 08/15/20	150,000	177,750
Interpublic Group
4.000%, 03/15/22	110,000	114,942
Starbucks
3.850%, 10/01/23	100,000	110,699
The Gap
5.950%, 04/12/21	150,000	159,967
Time Warner
4.650%, 06/01/44	100,000	102,726

		886,304

CONSUMER STAPLES — 2.1%
Coca-Cola Femsa
4.625%, 02/15/20	100,000	108,242
Raizen Energy Finance
7.000%, 02/01/17 (A)	100,000	102,500

		210,742

ENERGY — 3.1%
Ecopetrol
7.625%, 07/23/19	95,000	105,830
Mexichem
4.875%, 09/19/22 (A)	200,000	209,000

		314,830

FINANCIALS — 20.5%
Ally Financial
4.625%, 03/30/25	100,000	101,000
American International Group
6.400%, 12/15/20	110,000	127,911
Bank of America
5.700%, 01/24/22	150,000	172,366
Bank of America MTN
4.200%, 08/26/24	150,000	152,763

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
APRIL 30, 2016
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
CIT Group
5.500%, 02/15/19 (A)	$200,000	$209,500
Citigroup
8.500%, 05/22/19	125,000	148,005
Goldman Sachs Group MTN
5.375%, 03/15/20	150,000	166,718
JPMorgan Chase
6.400%, 05/15/38	150,000	202,730
Morgan Stanley MTN
4.875%, 11/01/22	250,000	272,002
Regions Bank
6.450%, 06/26/37	250,000	296,555
Wells Fargo MTN
3.500%, 03/08/22	200,000	212,531

		2,062,081

HEALTH CARE — 1.0%
Humana
3.150%, 12/01/22	100,000	102,704

INDUSTRIALS — 6.1%
Alfa
5.250%, 03/25/24 (A)	200,000	212,250
Embraer Bras De Aeronau
5.150%, 06/15/22	150,000	156,750
General Electric
3.375%, 03/11/24	95,000	102,246
United Parcel Service
3.125%, 01/15/21	130,000	138,895

		610,141

INFORMATION TECHNOLOGY — 3.2%
CA
5.375%, 12/01/19	100,000	109,028
Hewlett-Packard
4.650%, 12/09/21	200,000	213,564

		322,592

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
APRIL 30, 2016
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — 2.1%
Alcoa
6.150%, 08/15/20	$200,000	$212,250

TELECOMMUNICATION SERVICES — 5.4%
Colombia Telecomunicaciones
5.375%, 09/27/22 (A)	200,000	192,000
Telecom Italia
5.303%, 05/30/24 (A)	200,000	209,050
Verizon Communications
6.400%, 09/15/33	110,000	137,983

		539,033

TOTAL CORPORATE OBLIGATIONS
(Cost $5,080,677)		5,260,677

MORTGAGE-BACKED SECURITIES — 21.1%
FHLMC
4.500%, 08/01/40	93,146	101,899
4.000%, 04/01/26	92,652	98,901
4.000%, 10/01/41	147,310	157,644
3.500%, 01/01/45	91,055	95,460
FNMA
4.500%, 02/01/39	55,523	60,527
4.500%, 02/01/41	156,654	170,939
4.500%, 10/01/41	76,317	84,154
4.000%, 11/01/40	201,252	215,656
4.000%, 01/01/41	154,399	165,450
4.000%, 05/01/44	165,771	177,890
3.500%, 07/01/42	278,715	293,044
3.500%, 07/01/45	286,946	301,017
3.500%, 08/01/45	96,569	101,233
3.500%, 10/01/45	95,431	100,040

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,090,988)		2,123,854

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
APRIL 30, 2016
(Unaudited)

U.S. TREASURY OBLIGATIONS — 20.5%
	Face Amount/ Shares	Value
U.S. Treasury Bonds
5.250%, 11/15/28	$80,000	$108,885
4.750%, 02/15/41	200,000	282,008
U.S. Treasury Notes
3.500%, 05/15/20	300,000	327,609
3.125%, 05/15/19	100,000	106,606
2.250%, 11/15/24	400,000	415,953
2.000%, 11/15/21	200,000	206,398
2.000%, 02/15/23	300,000	308,227
2.000%, 08/15/25	200,000	203,406
1.750%, 10/31/18	100,000	102,238

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,039,349)		2,061,330

U.S. GOVERNMENT AGENCY OBLIGATION — 3.0%
FHLMC
1.375%, 05/01/20	300,000	301,854

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
(Cost $300,524)		301,854

PREFERRED STOCK — 1.2%
FINANCIALS — 1.2%
JPMorgan Chase,
6.700%	4,500	124,335

TOTAL PREFERRED STOCK
(Cost $116,190)		124,335

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC
BOND FUND
APRIL 30, 2016
(Unaudited)

SHORT-TERM INVESTMENT — 1.3%
	Shares	Value
SEI Daily Income Trust Government Fund,
Cl A 0.130% (B)	136,270	$136,270

TOTAL SHORT-TERM INVESTMENT
(Cost $136,270)		136,270

Total Investments — 99.4%
(Cost $9,763,998)†		$10,008,320

Percentages are based on Net Assets of $10,066,436.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2016 was $1,134,300 and represents 11.3% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of April 30, 2016.
†	At April 30, 2016, the tax basis cost of the Fund’s investments was $9,763,998, and the unrealized appreciation and depreciation were $264,403 and $(20,081), respectively.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

The following is a list of the inputs used as of April 30, 2016 when valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$5,260,677	$—	$5,260,677
Mortgage-Backed Securities	—	2,123,854	—	2,123,854
U.S. Treasury Obligations	—	2,061,330	—	2,061,330
U.S. Government Agency Obligation	—	301,854	—	301,854
Preferred Stock	124,335	—	—	124,335
Short-Term Investment	136,270	—	—	136,270

Total Investments in Securities	$260,605	$9,747,715	$—	$10,008,320

During the period ended April 30, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of April 30, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LMC-QH-001-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 27, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 27, 2016